CURRENT AND DEFERRED INCOME TAXES - Income tax rates applicable in each jurisdiction where the Company operates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax rates
Applicable rate	27.00%	25.50%	24.00%	22.50%	21.00%
Chile
Income tax rates
Applicable rate		25.50%	24.00%	22.50%
Brazil
Income tax rates
Applicable rate		34.00%	34.00%	34.00%
Argentina
Income tax rates
Applicable rate		35.00%	35.00%	35.00%
Paraguay
Income tax rates
Applicable rate		10.00%	10.00%	10.00%